Other Equity Instruments - Summary of Other Equity Instruments (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of other equity instruments [line items]
Other equity instruments	£ 2,041	£ 2,041
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Interest rate	6.75%
Next call date	2024-06
Other equity instruments	£ 496	496
750m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Interest rate	7.375%
Next call date	2022-06
Other equity instruments	£ 745	745
300m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Interest rate	7.60%
Next call date	2019-12
Other equity instruments	£ 300	300
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Interest rate	5.33%
Next call date	2019-09
Other equity instruments	£ 500	£ 500